Insurance-Related Accounts (Net Amount at Risk, Liability for the Minimum Guaranteed Benefit) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Net Amount at Risk by Product and Guarantee [Line Items]
Policyholder's account value	¥ 1,976,153	¥ 1,561,028
Net amount at risk	5,125,498	4,635,899
Liability for minimum guarantee benefit	100,555	143,905
Variable annuities
Net Amount at Risk by Product and Guarantee [Line Items]
Policyholder's account value	490,152	464,093
Net amount at risk	50,861	71,685
Liability for minimum guarantee benefit	¥ 42,309	¥ 64,045
Average attained age	61 years	60 years
Variable life insurance contracts
Net Amount at Risk by Product and Guarantee [Line Items]
Policyholder's account value	¥ 1,486,001	¥ 1,096,935
Net amount at risk	5,074,637	4,564,214
Liability for minimum guarantee benefit	¥ 58,246	¥ 79,860
Average attained age	45 years	45 years